Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (loss)	$ (33,894,246)	$ (10,363,963)	$ (2,117,781)	$ 13,261,365
Adjustment to reconcile net income (loss) to net cash used in operating activities
Depreciation and amortization	31,446	34,034	44,817	52,247
Interest expense associated with preferred stock issuance				1,078,659
Stock compensation expense		62,480	112,403
Gain on convertible note receivable			(149,867)
Common and preferred stock issued for services	1,054,949	1,929,724	2,229,695	438,814
(Gain) Loss on net change in valuation of derivative liability	29,176,702	4,146,757	(5,838,830)	(19,359,866)
Debt discount recognized as interest expense	3,743	52,288	68,839	11,774
Net unrealized (gain)loss on fair value of securities	167,309	(32,000)	(58,651)	1,600
Loss on exchange of preferred stock		40,000	40,000
Loss on issuance of preferred stock		125,000	125,000
SBA loans forgiven		(355,000)	(355,000)
Impairment of assets held for sale		116,000	116,000
Impairment expense for convertible note receivable				133,879
(Gain) Loss on conversion of preferred stock	434,380	1,140,666	1,239,250
Gain on write off of payable	(50,000)	(157,250)
(Gain) on write off of other payables			(152,233)
Interest receivable on convertible note receivable				(16,000)
Change in Assets (Increase) Decrease in:
Contracts receivable	204,085	(273,576)	(1,712,537)	84,481
Contract asset	(1,076,532)	76,873	(230,198)	(122,447)
Inventory asset	(15,570)	(2,850)	(2,850)
Prepaid expenses and other assets	2,245	20,498	39,617	(1,745)
Other receivable		1,200	3,797	(1,299)
Change in Liabilities Increase (Decrease) in:
Accounts payable	1,509,505	(372,641)	160,406	82,758
Accrued expenses	173,737	53,572	48,598	457,352
Tax liability 83(b)	14,600
Contract liabilities	(1,194,376)	198,155	1,546,395	(87,458)
Customer deposit				9,688
NET CASH USED IN OPERATING ACTIVITIES	(3,458,023)	(3,560,033)	(4,843,130)	(3,976,198)
CASH FLOWS USED FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(17,138)	(13,500)	(18,000)	(13,884)
NET CASH USED IN INVESTING ACTIVITIES	(17,138)	(13,500)	(18,000)	(13,884)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payoff on convertible promissory notes		(15,228)
Return of investment and common shares	(10,500)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on capital lease	(6,816)	(6,816)	(9,088)	(9,088)
Proceeds from SBA loans				505,000
Repayment of loans, net		(105,000)	(105,000)	(84,318)
Repayment of loans, related party, net		(94,883)	(94,883)	(92,170)
Redemption of preferred stock			(25,000)
Net payments on cumulative preferred stock dividends payable	36,500	102,993	100,454	163,802
Proceeds on convertible promissory notes		60,000	(15,228)
Proceeds for the purchase of warrants		50,000	50,000
Net proceeds for issuance of preferred stock for cash - mezzanine classification	4,525,782	3,725,175	5,190,175	2,373,300
Net proceeds for issuance of preferred stock for cash - liability classification				1,059,767
Net proceeds from convertible notes			60,000	(704)
NET CASH PROVIDED BY FINANCING ACTIVITIES	4,544,966	3,716,241	5,151,430	3,915,589
NET INCREASE IN CASH	1,044,805	142,708	290,300	(74,493)
CASH BEGINNING OF YEAR	706,421	416,121	416,121	490,614
CASH END OF YEAR	1,751,226	558,829	706,421	416,121
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest and dividends paid	828,638	3,741	828,638	23,186
Taxes paid
Preferred stock converted to common stock - mezzanine	3,984,347	4,135,909
Common stock issued at fair value for conversion of debt, plus accrued interest, and other fees	270,546	133,705	133,705	392,850
Issuance of warrants deemed dividends		2,037,849
Other payable for fixed asset with common stock subscription				179,500
Fair value of derivative at issuance		54,652
Issuance of Series T preferred shares in exchange for property		630,000	630,000
Common stock issued as settlement	17,884
Issuance of Series O dividends	92	50	79	69
Preferred stock converted to common stock			5,545,409	727,635
Exchange from liability to mezzanine	$ 495,000	$ 3,537,167	3,537,167
Warrants deemed dividends			2,037,849
Derivative discount issued on notes payable			$ 54,652